Borrowings - Summary of Breakdown of Borrowings (Detail) - EUR (€) € in Thousands		9 Months Ended
	Dec. 19, 2022	Sep. 30, 2023	Dec. 31, 2025	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 312,160			€ 269,033
Euribor floored rate		0.00%
Renewed facility
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		3.90%
Borrowings		€ 312,160		€ 322,610	€ 269,033
Interest rate		3.90%
Renewed facility | Issuance of guarantees and letters of credit
Disclosure of detailed information about borrowings [line items]
Draw down condition breach remediation period	20 days
Renewed facility | Top of range | Forecast
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			0.20%